18. Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Note 18. Transactions with Related Parties

Aggregate loan transactions of the Company with directors, principal officers, their immediate families and affiliated companies in which they are principal owners (commonly referred to as related parties) as of December 31 were as follows:

	2018	2017

Balance, beginning of year	$7,356,906	$14,121,486
Loans - New Directors	936,445	0
New loans to existing Principal Officers/Directors	5,582,052	6,181,507
Retirement/Resignation of Director	0	(6,876,144)
Repayment	(7,144,561)	(6,069,943)
Balance, end of year	$6,730,842	$7,356,906

Total funds of related parties on deposit with the Company were $6,179,453 and $5,679,969 at December 31, 2018 and 2017, respectively.

Prior to May 2018, the Company leased 2,253 square feet of condominium space in the state office building on Main Street in Newport, Vermont to its trust company affiliate, CFSG, for its principal offices. In May 2018, CFSG purchased the condominium space from the Company. CFSG also leases offices in the Company’s Barre and Lyndonville branches. The amount of rental income received from CFSG for the years ended December 31, 2018 and 2017 was $30,365 and $62,092, respectively.

The Company utilizes the services of CFSG as an investment advisor for the Company’s 401(k) plan. The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan. CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants. In addition, prior to liquidation of the SERP assets, CFSG served as investment advisor and custodian of funds under the Company’s SERP. The Company pays monthly management fees to CFSG for its services to the 401(k) plan in 2018 and 2017, and the SERP based on the market value of the total assets under management in 2017. The amount paid to CFSG for the years ended December 31, 2018 and 2017 was $47,676 and $48,943, respectively, for services related to the 401(k) plan and $1,412 in 2017 for services related to the SERP.